J.P. MORGAN SERIES TRUST II

JPMorgan U.S. Large Cap Core Equity Portfolio

Supplement dated December 26, 2007
to the Prospectus dated May 1, 2007

Effective January 2, 2008, the first paragraph under “The Portfolio Managers” heading on page 6 is hereby deleted in its entirety and replaced with the following:

The portfolio management team is led by Susan Bao, Vice President of JPMIM and a CFA charterholder. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-USLCCEP-1207

J.P. MORGAN SERIES TRUST II

JPMorgan Bond Portfolio
JPMorgan International Equity Portfolio
JPMorgan Mid Cap Value Portfolio
JPMorgan Small Company Portfolio
JPMorgan U.S. Large Cap Core Equity Portfolio

Supplement dated December 26, 2007 to the
Statement of Additional Information dated May 1, 2007

Effective January 1, 2008, the following replaces the first paragraph on page 56:

For the fiscal year ended December 31, 2007, each Trustee was paid an annual fee of $36,000 for serving as Trustee of the Portfolios and the JPMorgan Funds Complex. For the fiscal year beginning January 1, 2008, each Trustee will be paid $44,750 for serving as Trustee of the Portfolios and the JPMorgan Funds Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee.

Effective January 2, 2008, the following replaces the information for the U.S. Large Cap Core Equity Portfolio under the heading “Other Accounts Managed” on pages 65 and 66 of the Statement of Additional Information:

Other Accounts Managed (As of October 31, 2007)

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets		Number of Accounts	Total Assets	Number of Accounts	Total Assets
U.S. Large Cap Core Equity Portfolio
Susan Bao, Vice President	3	$2,457	million	0	0	22	$355	million

	Performance Based Fee Advisory Accounts
	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets		Number of Accounts	Total Assets	Number of Accounts	Total Assets
U.S. Large Cap Core Equity Portfolio
Susan Bao, Vice President	0	0		0	0	0	0

In addition, effective January 2, 2008, the following replaces the information for the U.S. Large Cap Core Equity Portfolio under “Ownership of Securities” on page 69 of the Statement of Additional Information:

Aggregate Dollar Range of Securities in the Portfolio(1)

Name of Portfolio/ Portfolio Manager(s)	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
U.S. Large Cap Core Equity Portfolio
Susan Bao, Vice President	X

(1)	None of the portfolio managers beneficially owned securities of the Portfolios which are currently held exclusively through insurance company separate accounts or eligible qualified plans.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USLCCEP-1207